Balance Sheets (USD $)	Jul. 31, 2014	Apr. 30, 2014
Current Assets:
Cash
Prepaid expense	1,286
Total Assets	1,286
Current Liabilities:
Due to an officer	14,300
Total Liabilities	14,300
Stockholders' Equity:
Common stock, par value $0.00001; 4,125,000,000 shares authorized, 233,566,850 and 233,566,850 shares issued and outstanding; respectively	2,336	2,336
Additional paid in capital	29,564	29,564
Deficit accumulated during the development stage	44,914	31,900
Total Stockholders' Equity (Deficit)	(13,014)
Total Liabilities and Stockholders' Equity (Deficit)	$ 1,286